Document And Entity Information	3 Months Ended
	Sep. 30, 2011	Nov. 17, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	ARDENT MINES LTD,
Document Type	S-1
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding		16,013,650
Amendment Flag	false
Entity Central Index Key	0001129018
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep 30, 2011
Document Fiscal Year Focus	2012

ARDENT MINES LIMITED - AUDITED BALANCE SHEETS FOR JUNE 30, 2011 (USD $)	Jun. 30, 2011
ASSETS
Cash	$ 885,978
Total Current Assets	885,978
Computer equipment and software, net of accumulated depreciation of $0	3,641
Mining rights	250,000
TOTAL ASSETS	1,139,619
LIABILITIES AND STOCKHOLDERS���EQUITY (DEFICIT)
Accounts payable	108,904
Accrued executive compensation	10,000
Accrued director compensation	60,000
Accrued interest on loan	24,941
Convertible notes payable	750,000
Total Current Liabilities	953,845
TOTAL LIABILITIES	953,845
Stockholders��� Equity (Deficit)
Common Stock, $0.00001 par value, 100,000,000 shares authorized 16,013,650 and 14,957,650 issue and outstanding, respectively	160
Additional paid-in capital	6,792,917
Deficit accumulated during the exploration stage	(6,607,303)
Total Stockholders��� Equity (Deficit)	185,774
TOTAL LIABILITIES AND STOCKHOLDERS��� EQUITY (DEFICIT)	$ 1,139,619

ARDENT MINES LIMITED - AUDITED BALANCE SHEETS FOR JUNE 30, 2011 (Parentheticals) (USD $)	Jun. 30, 2011	Jun. 30, 2010
Computer equipment and software, net of accumulated depreciation of $0 (in Dollars)	$ 0	$ 0
Preferred Stock, $0.00001 par value (in Dollars per share)	$ 0.00001	$ 0.00001
Preferred Stock, 100,000,000 shares authorized	100,000,000	100,000,000
Preferred Stock, none issued	0	0
Preferred Stock, none outstanding	0	0
Common stock par value (in Dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized	100,000,000	100,000,000
Common Stock, 16,013,650 and 14,957,650 issue respectively	16,013,650	14,957,650
Common Stock, 16,013,650 and 14,957,650 outstanding, respectively	16,013,650	14,957,650

ARDENT MINES LIMITED - AUDITED STATEMENTS OF EXPENSES (USD $)	12 Months Ended		131 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Consulting fees	$ 2,612,425	$ 11,219	$ 2,926,671
Director compensation	2,018,275		2,018,275
Executive compensation	374,000		374,000
Investment banking services	258,560		258,560
Other general and administrative	53,303	894	94,830
Legal and accounting	453,142	27,000	616,647
Marketing	86,080		86,080
Mining exploration	10,000		24,588
Travel	209,930		219,469
Total operating expenses	6,075,715	39,113	6,619,120
Interest expense	(24,941)		(26,231)
Other income	231		231
Interest income	103		103
Debt forgiveness		37,714	37,714
Total other income (expenses)	(24,607)	37,714	11,817
NET LOSS	$ (6,100,322)	$ (1,399)	$ (6,607,303)
Net loss per share ��� basic and diluted (in Dollars per share)	$ (0.4)	$ 0
Weighted average shares outstanding ��� basic and diluted (in Shares)	15,101,168	14,353,540	15,101,168

ARDENT MINES LIMITED - AUDITED STATEMENTS OF CHANGES IN STOCKHOLDERS��� DEFICIT July 27, 2000 (Inception) Through June 30, 2011 (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Deficit Accumulated During Exploration Stage	Total
Balance at Jul. 26, 2000
Shares issued for services, Value	$ 50	$ 274,950		$ 275,000
Shares issued for services (in Shares)	5,000,000
Net loss			(288,255)	(288,255)
Balance at Jun. 30, 2001	50	274,950	(288,255)	(13,255)
Balance, Shares (in Shares) at Jun. 30, 2001	5,000,000
Net loss			(9,982)	(9,982)
Balance at Jun. 30, 2002	50	274,950	(298,237)	(23,237)
Balance, Shares (in Shares) at Jun. 30, 2002	5,000,000
Net loss			(1,719)	(1,719)
Balance at Jun. 30, 2003	50	274,950	(299,956)	(24,956)
Balance, Shares (in Shares) at Jun. 30, 2003	5,000,000
Net loss			(62,793)	(62,793)
Shares issued for cash, Value	10	101,435		101,445
Shares issued for cash, Shares (in Shares)	1,014,450
Balance at Jun. 30, 2004	60	376,385	(362,749)	13,696
Balance, Shares (in Shares) at Jun. 30, 2004	6,014,450
Net loss			(16,740)	(16,740)
Balance at Jun. 30, 2005	60	376,385	(379,489)	(3,044)
Balance, Shares (in Shares) at Jun. 30, 2005	6,014,450
Net loss			(12,464)	(12,464)
Balance at Jun. 30, 2006	60	376,385	(391,953)	(15,508)
Balance, Shares (in Shares) at Jun. 30, 2006	6,014,450
Net loss			(40,299)	(40,299)
Imputed interest on related party payable		1,290		1,290
Balance at Jun. 30, 2007	60	377,675	(432,252)	(54,517)
Balance, Shares (in Shares) at Jun. 30, 2007	6,014,450
Net loss			(47,170)	(47,170)
Shares issued for cash, Value	82	82,350		82,432
Shares issued for cash, Shares (in Shares)	8,243,200
Balance at Jun. 30, 2008	142	460,025	(479,422)	(19,255)
Balance, Shares (in Shares) at Jun. 30, 2008	14,257,650
Net loss			(26,160)	(26,160)
Balance at Jun. 30, 2009	142	460,025	(505,582)	(45,415)
Balance, Shares (in Shares) at Jun. 30, 2009	14,257,650
Shares issued for services, Value	5	2,299,995		2,300,000
Shares issued for services (in Shares)	500,000
Net loss			(6,100,322)	(6,100,322)
Shares issued for cash, Value	6	2,028,174		2,028,180
Shares issued for cash, Shares (in Shares)	556,000
Options expense		1,997,730		1,997,730
Balance at Jun. 30, 2011	$ 160	$ 6,792,917	$ (6,607,303)	$ 185,774
Balance, Shares (in Shares) at Jun. 30, 2011	16,013,650

ARDENT MINES LIMITED - AUDITED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		131 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (6,100,322)	$ (1,399)	$ (6,607,303)
Common shares issued for services	2,300,000		2,575,000
Options expense	1,997,730		1,997,730
Imputed interest on related party payable			1,290
Debt forgiveness		(37,714)	(37,714)
Accounts payable accrued liabilities	127,785	(1,635)	155,430
Accrued directors compensation	60,000		60,000
Accrued executive compensation	10,000		10,000
NET CASH USED IN OPERATING ACTIVITIES	(1,604,807)	(40,748)	(1,845,567)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for purchase of computer equipment	(3,355)		(3,355)
Cash paid for purchase of software	(286)		(286)
Cash paid for acquisition of mineral rights	(250,000)		(250,000)
NET CASH USED IN INVESTING ACTIVITIES	(253,641)		(253,641)
CASH FLOWS FROM FINANCING ACTIVITIES:
Stock issued for cash, net of issuance costs	2,028,180	7,000	2,219,057
Proceeds from convertible notes payable	750,000		750,000
Related party advances (repayments)	(38,490)	37,990	16,129
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,739,690	44,990	2,985,186
NET CHANGE IN CASH	881,242	4,242	885,978
CASH AT BEGINNING OF PERIOD	4,736	494
CASH AT END OF PERIOD	885,978	4,736	885,978
Interest paid	0	0	0
Income tax paid	$ 0	$ 0	$ 0

ARDENT MINES LIMITED - INTERIM BALANCE SHEETS FOR SEPTEMBER 30, 2011 (USD $)	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010
Current Assets
Cash	$ 779,402	$ 885,978	$ 4,736
Prepaid expenses	35,417
Total Current Assets	814,819	885,978	4,736
Property and equipment, net of accumulated depreciation	9,768	3,641
Mining rights	528,701	250,000
TOTAL ASSETS	1,353,288	1,139,619	4,736
Current Liabilities
Accounts payable	110,732	108,904	6,060
Accrued liabilities	136,938	94,941
Convertible notes payable	750,000	750,000
Related party advances	8,244		38,490
Derivative liabilites	569,387
Total Current Liabilities	1,575,301	953,845	44,550
TOTAL LIABILITIES	1,575,301	953,845	44,550
Stockholders��� Equity (Deficit)
Common Stock, $0.00001 par value, 100,000,000 shares authorized 16,273,391 and 16,013,650 issue and outstanding, respectively	163	160	149
Additional paid-in capital	8,307,183	6,792,917	467,018
Deficit accumulated during the exploration stage	(8,682,851)	(6,607,303)	(506,981)
Accumulated other comprehensive income	153,492
Total Stockholders��� Equity (Deficit)	(222,013)	185,774	(39,814)
TOTAL LIABILITIES AND STOCKHOLDERS��� EQUITY (DEFICIT)	$ 1,353,288	$ 1,139,619	$ 4,736

ARDENT MINES LIMITED - INTERIM BALANCE SHEETS FOR SEPTEMBER 30, 2011 (Parentheticals) (USD $)	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010
Preferred stock par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares outstanding	16,273,391	16,013,650	14,957,650

ARDENT MINES LIMITED - INTERIM STATEMENTS OF OPERATIONS FOR SEPTEMBER 30, 2011 (USD $)	3 Months Ended	134 Months Ended
	Sep. 30, 2011	Sep. 30, 2011
Consulting fees	$ 58,238	$ 2,984,909
Director compensation	1,283,595	3,301,870
Executive compensation	100,200	474,200
Investment banking services		258,560
Other general and administrative	278,047	372,877
Legal and accounting	233,177	849,824
Marketing		86,080
Mining exploration		24,588
Travel	164,883	384,352
Total operating expenses	2,118,140	8,737,260
Interest expense	(14,063)	(40,294)
Other income		231
Interest income	213	316
Gain on derivatives	56,442	56,442
Debt forgiveness		37,714
Total other income	42,592	54,409
NET LOSS	(2,075,548)	(8,682,851)
Gain on foreign currency translation	153,492	153,492
Comprehensive loss	$ (1,922,056)	$ (8,529,359)
Net loss per share ��� basic and diluted (in Dollars per share)	$ (0.13)
basic and diluted (in Shares)	16,273,391	16,273,391

ARDENT MINES LIMITED - INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS FOR SEPTEMBER 30, 2011 (USD $)	3 Months Ended	134 Months Ended
	Sep. 30, 2011	Sep. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,075,548)	$ (8,682,851)
Debt forgiveness		(37,714)
Gain on derivative liabilities	(56,442)	(56,442)
Options expense	1,238,595	3,236,325
Imputed interest on related party payable		1,290
Stock issued for services		2,575,000
Change in:
Prepaid expenses	(35,417)	(35,417)
Accounts payable accrued liabilities	43,825	269,255
NET CASH USED IN OPERATING ACTIVITIES	(884,987)	(2,730,554)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for acquisition of property and equipment	(6,127)	(9,768)
Cash paid for acquisition of mining rights	(278,701)	(528,701)
NET CASH PROVIDED BY INVESTING ACTIVITIES	(284,828)	(538,469)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of common stock, net of issuance costs	901,503	3,120,560
Advances from related party	8,244	24,373
Proceeds from notes payable		750,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	909,747	3,894,933
EFFECTS OF FOREIGN EXCHANGE ON CASH	153,492	153,492
NET CHANGE IN CASH	(106,576)	779,402
CASH AT BEGINNING OF PERIOD	885,978
CASH AT END OF PERIOD	779,402	779,402
Derivative liabilities	$ 625,829	$ 625,829

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jun. 30, 2011
Significant Accounting Policies [Text Block]

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business.   Ardent Mines Limited was incorporated in Nevada on July 27, 2000. Ardent Mines’ principal business plan is to acquire, explore and develop mineral properties and to ultimately seek earnings by exploiting the mineral claims.

Ardent Mines has been in the exploration stage since its formation and has not yet realized any revenues from its planned operations. It is primarily engaged in the acquisition, exploration and development of mining properties. On May 4, 2011, Ardent Mines acquired Gold Hills Mining Ltda. which owns certain mining rights in Brazil.

Use of Estimates.   The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Cash and Cash Equivalents.   Investments with an original maturity date of three months or less when purchased are considered to be cash equivalents and are stated at cost.

Income Taxes.   Ardent Mines recognizes deferred tax assets and liabilities based on differences between the financial reporting and tax bases of assets and liabilities using the enacted tax rates and laws that are expected to be in effect when the differences are expected to be recovered. Ardent Mines provides a valuation allowance for deferred tax assets for which it does not consider realization of such assets to be more likely than not.

Exploration and Development Costs.   Ardent Mines has been in the exploration stage since its formation and has not yet realized any revenues from its planned operations. It is primarily engaged in the acquisition, exploration and development of mining properties. Mineral exploration costs are expensed as incurred. When it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves, the costs incurred to develop such property, are capitalized. Such costs will be amortized using the units-of-production method over the estimated life of the probable reserve.

Basic and Diluted Net Loss Per Share.   Basic and diluted net loss per share calculations are presented in accordance with ASC 260, and are calculated on the basis of the weighted average number of common shares outstanding during the year. They include the dilutive effect of common stock equivalents in years with net income. Diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive.

Share-Based Payments. The Company accounts for share-based payments in accordance with the authoritative guidance issued by the FASB on stock compensation, which establishes the accounting for transactions in which an entity exchanges its equity instruments for goods or services. Under the provisions of the authoritative guidance, share-based compensation expense is measured at the grant date, based on the fair value of the award, and is recognized as an expense over the requisite employee service period (generally the vesting period). The Company estimates the fair value of share-based payments using the Black-Scholes Option Pricing Model. Additionally, share-based awards to non-employees are expensed over the period in which the related services are rendered at their fair value.

Recent Accounting Pronouncements. Ardent Mines does not expect the adoption of any recently issued accounting pronouncements to have a significant impact on their results of operations, financial position or cash flows.

NOTE 2 - GOING CONCERN	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Going Concern Note

NOTE 2 - GOING CONCERN

Ardent Mines has incurred net losses since inception and has a negative working capital at September 30, 2011. The ability of Ardent Mines to emerge from the exploration stage with respect to any planned principal business activity is dependent upon its successful efforts to raise additional equity financing and/or attain profitable mining operations. Management has plans to seek additional capital through a private placement and public offering of its common stock. There is no guarantee that Ardent Mines will be able to complete any of the above objectives. These factors raise substantial doubt regarding  Ardent Mines' ability to continue as a going concern.

NOTE 2 – GOING CONCERN

Ardent Mines has incurred net losses since inception and has a negative working capital at June 30, 2011. The ability of Ardent Mines to emerge from the exploration stage with respect to any planned principal business activity is dependent upon its successful efforts to raise additional equity financing and/or attain profitable mining operations. Management has plans to seek additional capital through a private placement and public offering of its common stock. There is no guarantee that Ardent Mines will be able to complete any of the above objectives. These factors raise substantial doubt regarding the Ardent Mines’ ability to continue as a going concern.

NOTE 3 - ACQUISITION OF MINING RIGHTS	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Mergers, Acquisitions and Dispositions Disclosures [Text Block]

NOTE 3 – ACQUISITION OF MINING RIGHTS

On May 4, 2011, Ardent Mines acquired Gold Hills Mining Ltda. which owns certain mining rights in Brazil. The aggregate purchase price paid was $400,000 which was recorded as capitalized mining rights in the balance sheet as of September 30, 2011. $250,000 of the purchase price was paid during the year ended June 30, 2011 and the remaining $150,000 was paid during the three months ended September 30, 2011.

Under the terms of the acquisition, additional amounts will be paid pursuant to the results of reserves testing performed on the mining properties. Should the reserves testing confirm the existence of gold, silver and byproduct reserves of less than 300,000 equivalent gold ounces; Ardent Mines will not be required to make an additional payment. Should the reserves testing confirm the existence of gold, silver and byproduct reserves between 300,000 and 499,999 equivalent gold ounces; Ardent Mines will be required to pay an additional $400,000 payable within 30 days after completion of a pre-feasibility study. Should the reserves testing confirm the existence of gold, silver and byproduct reserves in excess of 499,999 equivalent gold ounces; Ardent Mines will be required to pay an additional $1,000,000, payable within 30 days after completion of a pre-feasibility study, and $2.00 per additional ounce in excess of 500,000 equivalent gold ounces.

In addition to the amounts to be paid based upon the reserves testing, Ardent Mines will also be required to pay an additional $700,000 within 30 days from the date that Ardent Mines obtains an environmental installation license. Once Ardent Mines begins extracting gold, silver or byproduct from the properties, Ardent Mines will be required to pay a monthly royalty equal to 2% of the net income from the sale of the mineral product. Ardent Mines will also be required to invest at least $3,500,000 in Gold Hills Mining Ltda. upon the development of an extensive extraction program.

During the three months ended September 30, 2011, Ardent Mines made aggregate payments of $128,701 towards the acquisition of  mineral rights located in the Carajas Mineral Province of Brazil (see Note 8). The payments are classified on the balance sheet as mining rights as of September 30, 2011.

NOTE 3 – ACQUISITION OF MINING RIGHTS

On May 4, 2011, Ardent Mines acquired Gold Hills Mining Ltda. which owns certain mining rights in Brazil. The aggregate purchase price paid was $250,000 which was recorded as capitalized mining rights in the balance sheet as of June 30, 2011.

Under the terms of the acquisition, additional amounts will be paid pursuant to the results of reserves testing performed on the mining properties. Should the reserves testing confirm the existence of gold, silver and byproduct reserves of less than 300,000 equivalent gold ounces; Ardent Mines will not be required to make an additional payment. Should the reserves testing confirm the existence of gold, silver and byproduct reserves between 300,000 and 499,999 equivalent gold ounces; Ardent Mines will be required to pay an additional $400,000 payable within 30 days after completion of a pre-feasibility study. Should the reserves testing confirm the existence of gold, silver and byproduct reserves in excess of 499,999 equivalent gold ounces; Ardent Mines will be required to pay an additional $1,000,000, payable within 30 days after completion of a pre-feasibility study, and $2.00 per additional ounce in excess of 500,000 equivalent gold ounces.

In addition to the amounts to be paid based upon the reserves testing, Ardent Mines will also be required to pay an additional $700,000 within 30 days from the date that Ardent Mines obtains an environmental installation license. Once Ardent Mines begins extracting gold, silver or byproduct from the properties, Ardent Mines will be required to pay a monthly royalty equal to 2% of the net income from the sale of the mineral product. Ardent Mines will also be required to invest at least $3,500,000 in Gold Hills Mining Ltda. upon the development of an extensive extraction program.

NOTE 4 - ADVANCES FROM RELATED PARTY	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Related Party Transactions Disclosure [Text Block]

NOTE 4 – ADVANCES FROM RELATED PARTY

During the three months ended September 30, 2011, Ardent received advances of $8,244 from Luciano de Freitas Borges one of the Company’s directors.  The advances are unsecured, bear no interest and are due on demand.

NOTE 4 – ADVANCES FROM RELATED PARTY

As of June 30, 2010, Ardent Mines owed Urmas Turu, the Company’s former president and board member, $38,490 for advances which funds were used for payment of Company expenses.  The amount had no terms of repayment, was unsecured, and bore no interest. During the year ended June 30, 2011, the Company repaid the balance in full.

NOTE 5 - CONVERTIBLE NOTES PAYABLE	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Debt Disclosure [Text Block]

NOTE 5 – CONVERTIBLE NOTES PAYABLE

During the year ended June 30, 2011, the Company borrowed a total of $750,000 from CRG Finance AG at a rate of 7.5% per annum. This unsecured loan, plus any interest accumulated, is due upon demand beginning October 18, 2011. On October 18, 2011, the loan becomes convertible into common stock at the holder’s option at $3.68 per share. Ardent Mines evaluated the conversion option under FASB ASC 815-15 and determined the conversion option does not qualify as a derivative. Ardent Mines then evaluated the conversion option under FASB ASC 470-20 for a beneficial conversion feature and determined that the conversion option does not contain a beneficial conversion feature. As of September 30, 2011, the unpaid principal on this note totaled $750,000.

NOTE 5 – CONVERTIBLE NOTES PAYABLE

During the year ended June 30, 2011, the Company borrowed a total of $750,000 from CRG Finance AG at a rate of 7.5% per annum. This unsecured loan, plus any interest accumulated, is due upon demand beginning October 18, 2011. On October 18, 2011, the loan becomes convertible into common stock at the holder’s option at $3.68 per share. Ardent Mines evaluated the conversion option under FASB ASC 815-15 and determined the conversion option does not qualify as a derivative. Ardent Mines then evaluated the conversion option under FASB ASC 470-20 for a beneficial conversion feature and determined that the conversion option does not contain a beneficial conversion feature.

NOTE 6 - STOCKHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Stockholders' Equity Note Disclosure [Text Block]

NOTE 7 – STOCKHOLDERS’ EQUITY

Common Stock

A chronological history of Ardent Mines' stock transactions is as follows:

July 27, 2000 - Ardent Mines incorporated in Nevada. Ardent Mines is authorized to issue 100,000,000 shares of its $0.00001 par value common stock.

August 1, 2000 - Ardent Mines issued 5,000,000 shares of common stock to each of Ardent Mines' President and Secretary and Treasurer for services rendered. This is accounted for as compensation expense of $273,048 and advances and reimbursement expense of $1,952.

During the year ended June 30, 2004, Ardent Mines sold 1,014,450 shares of common stock at $0.10 per share for cash proceeds of $101,445.

During the year ended June 30, 2008, Ardent Mines sold 8,243,200 shares of common stock for cash proceeds of $82,432.

On May 11, 2010, Ardent Mines sold 700,000 common shares at $0.01 per share or $7,000.

During the year ended June 30, 2011, Ardent Mines issued 500,000 shares for services pursuant to an introduction agreement valued at $2,300,000.

During the year ended June 30, 2011, Ardent Mines sold an aggregate of 556,000 common shares for cash proceeds of $2,028,180, net of cash commissions paid of $112,420.

On April 27, 2011, Darby Investments Services Inc. purchased 156,000 common shares pursuant to Regulation S at a purchase price of $3.85 per share or $600,600 total. In addition to the cash commissions, Ardent Mines also

granted 41,600 common stock warrants as additional commissions. The warrants have a fair value of $142,375 (see Warrants   section below).

During the three months ended September 30, 2011, Ardent Mines sold an aggregate of 259,741 common shares and 259,741 common stock warrants for aggregate cash proceed of $901,503, net of stock issuance costs of $98,500. In addition to the cash commissions, Ardent Mines also granted 18,182 common stock warrants as additional commissions. The warrants have a fair value of $40,945. See Warrants  section below for details of the warrants.

Common Stock Options

On February 4, 2011, the Company granted Leonardo Riera options to purchase 50,000 common shares at $0.01 per share which options vest immediately and have a term of 5 years. The options were granted in lieu of the 50,000 shares he was entitled to receive pursuant to his employment agreement dated September 27, 2010. The 50,000 common shares he was originally granted were fair valued and expensed at $84,500 during September 2010. On the date of the modification of the award, the fair value of the options granted was determined to be $229,066 and the fair value of the shares originally granted was determined to be $229,500. The fair value of the modified award on February 4, 2011 decreased; accordingly, there was no additional expense recorded. The fair value of the options was determined using the Black-Scholes Option Pricing Model. The significant assumptions used in the model include (1) discount rate of 1.25%, (2) expected life of 2.5 years (3) expected volatility of 169.52% and (4) zero expected dividends.

On May 12, 2011, the Company granted its Board members an aggregate of 1,300,000 stock options exercisable at $0.01 per share. The options vest 25% upon grant and an additional 25% vests each six months from the date of the grant. The fair value of the options was determined to be $5,368,121 using the Black-Scholes Option Pricing Model. The significant assumptions used in the model include (1) discount rate of 0.98%, (2) expected terms between 2.5 and 3.25 years (3) expected volatilities between 165.66% and 198.46% and (4) zero expected dividends. The fair value is being expensed over the vesting period of the options. During the three months ended September 30, 2011, $1,238,595 was expensed. The remaining $2,216,296 will be expensed over the remaining vesting period.

During the three months ended September 30, 2011, there were no common stock options granted.

A summary of option activity for the quarter ended September 30, 2011 is reflected below:

	Options	Weighted- Average Exercise Price
Outstanding at June 30, 2011	1,350,000	$4.57
Granted	-	-
Canceled	-	-
Forfeited	-	-
Outstanding at September 30, 2011	1,350,000	$4.57
Exercisable at September 30, 2011	375,000	$4.12

At September 30, 2011, the range of exercise prices and the weighted average remaining contractual life of the options outstanding were $0.01 to $4.75 and 4.61 years, respectively. The intrinsic value of the exercisable options outstanding at September 30, 2011 was $212,000.

Common Stock Warrants

On May 30, 2011, the Company granted 41,600 common stock warrants as a commission for the sale of common stock. The warrants are exercisable at $3.85 per share, vest immediately and have a term of 1 year. The fair value of the warrants was determined to be $142,375 using the Black-Scholes Option Pricing Model. The significant assumptions used in the model include (1) discount rate of 0.18%, (2) expected term of 1 year (3) expected volatility of 148.57% and (4) zero expected dividends. The fair value was recorded against additional paid-in capital as stock issuance costs.

On September 7, 2011, the Company sold 259,741 common stock warrants for cash (see Common Stock section above) and issued 18,182 common stock warrants for commissions on the sale. The warrants are exercisable at $4.15 per share, vest immediately and expire on September 7, 2016. The aggregate fair value of these warrants was determined to be $625,829 using a lattice model (see Note 6). The warrants were accounted for as derivative liabilities.

A summary of warrant activity for the year ended September 30, 2011 is reflected below:

	Warrants	Weighted- Average Exercise Price
Outstanding at June 30, 2011	51,600	$3.85
Granted	277,923	4.15
Canceled	-	-
Forfeited	-	-
Outstanding at September 30, 2011	329,523	$4.10
Exercisable at September 30, 2011	329,523	$4.10

At September 30, 2011, the range of exercise prices and the weighted average remaining contractual life of the warrants outstanding were $3.85 to $4.15 and 4.28 years, respectively. The intrinsic value of the warrants exercisable at September 30, 2011 was $48,432.

NOTE 6 – STOCKHOLDERS’ EQUITY

Common Stock

A chronological history of Ardent Mines’ stock transactions is as follows:

July 27, 2000 – Ardent Mines incorporated in Nevada. Ardent Mines is authorized to issue 100,000,000 shares of its $0.00001 par value common stock.

August 1, 2000 - Ardent Mines issued 5,000,000 shares of common stock to each of Ardent Mines' President and Secretary and Treasurer for services rendered. This is accounted for as compensation expense of $273,048 and advances and reimbursement expense of $1,952.

During the year ended June 30, 2004, Ardent Mines sold 1,014,450 shares of common stock at $0.10 per share for cash proceeds of $101,445.

During the year ended June 30, 2008, Ardent Mines sold 8,243,200 shares of common stock for cash proceeds of $82,432.

On May 11, 2010, Ardent Mines sold 700,000 common shares at $0.01 per share or $7,000.

During the year ended June 30, 2011, Ardent Mines issued 500,000 shares for services pursuant to an introduction agreement valued at $2,300,000.

During the year ended June 30, 2011, Ardent Mines sold an aggregate of 556,000 common shares for cash proceeds of $2,028,180, net of cash commissions paid of $112,420.

On April 27, 2011, Darby Investments Services Inc. purchased 156,000 common shares pursuant to Regulation S at a purchase price of $3.85 per share or $600,600 total. In addition to the cash commissions, Ardent Mines also granted 41,600 common stock warrants as additional commissions. The warrants have a fair value of $142,375 (see Warrants  section below).

Common Stock Options

On February 4, 2011, the Company granted Leonardo Riera options to purchase 50,000 common shares at $ 0.01 per share which options vest immediately and have a term of 5 years. The options were granted in lieu of the 50,000 shares he was entitled to receive pursuant to his employment agreement dated September 27, 2010. The 50,000 common shares he was originally granted were fair valued and expensed at $84,500 during September 2010. On the date of the modification of the award, the fair value of the options granted was determined to be $229,066 and the fair value of the shares originally granted was determined to be $229,500. The fair value of the modified award on February 4, 2011 decreased; accordingly, there was no additional expense recorded. The fair value of the options was determined using the Black-Scholes Option Pricing Model. The significant assumptions used in the model include (1) discount rate of 1.25%, (2) expected life of 2.5 years (3) expected volatility of 169.52% and (4) zero expected dividends.

On May 12, 2011, the Company granted its Board members and advisers an aggregate of 1,300,000 stock options exercisable at $ 4.75 per share. The options vest 25% upon grant and an additional 25% vests each six months from the date of the grant. The fair value of the options was determined to be $5,368,121 using the Black-Scholes Option Pricing Model. The significant assumptions used in the model include (1) discount rate of 0.98%, (2) expected terms between 2.5 and 3.25 years (3) expected volatilities between 165.66% and 198.46% and (4) zero expected dividends. The fair value is being expensed over the vesting period of the options. During the year ended June 30, 2011, $1,913,230 was expensed. The remaining $3,454,891 will be expensed over the remaining vesting period.

During the year ended June 30, 2010, there were no options granted or outstanding and as of the date covered by this report, no options have been exercised.

A summary of option activity for the year ended June 30, 2011 is reflected below:

	Options	Weighted- Average Exercise Price
Outstanding at June 30, 2010		$
Granted	1,350,000		4.57
Canceled
Forfeited
Outstanding at June 30, 2011	1,350,000		$4.57
Exercisable at June 30, 2011	375,000		$4.86

At June 30, 2011, the range of exercise prices and the weighted average remaining contractual life of the options outstanding were $0.01 to $4.75 and 4.86 years, respectively. The intrinsic value of the exercisable options outstanding at June 30, 2011 was $574,500.

Common Stock Warrants

During May and June 2011, the Company granted an aggregate of 51,600 common stock warrants as a commission for the sale of common stock. The warrants are exercisable at $3.85 per share, vest immediately and have a term of 1 year. The fair value of the warrants was determined to be $176,600 using the Black-Scholes Option Pricing Model. The significant assumptions used in the model include (1) discount rate of 0.18%, (2) expected term of 1 year (3) expected volatility of 148.57% and (4) zero expected dividends. The fair value was recorded against additional paid-in capital as stock issuance costs.

During the year ended June 30, 2010, there were no warrants granted or outstanding and as of the date covered by this report, no warrants have been exercised.

A summary of warrant activity for the year ended June 30, 2011 is reflected below:

	Warrants	Weighted- Average Exercise Price
Outstanding at June 30, 2010		$
Granted	51,600		3.85
Canceled
Forfeited
Outstanding at June 30, 2011	51,600		$3.85
Exercisable at June 30, 2011	51,600		$3.85

At June 30, 2011, the exercise price and the weighted average remaining contractual life of the warrants outstanding were $3.85 and 0.94 years, respectively. The intrinsic value of the warrants exercisable at June 30, 2011 was $59,340.

NOTE 7 - COMMITMENTS	12 Months Ended
Jun. 30, 2011
Commitments and Contingencies Disclosure [Text Block]

NOTE 7 – COMMITMENTS

Director Compensation

On November 1, 2010, Gabriel Margent was appointed to the Company’s board of directors and to the position of financial expert on its Audit Committee. Mr. Margent is compensated at a rate of $5,000 per month. $2,500 of this amount shall be payable incrementally on a monthly basis and pro-rated for any partial month of service. The remainder of his compensation shall accrue until such time as the Company shall have received capital investments of $10,000,000, at which time all accrued and unpaid amounts shall be due and payable.

On November 30, 2010, James Ladner was appointed as a member of the board of directors and also the Audit Committee. Mr. Ladner is compensated at a rate of $5,000 per month. $2,500 of this amount shall be payable incrementally on a monthly basis and pro-rated for any partial month of service. The remainder of his compensation shall accrue until such time as the Company shall have received capital investments of $10,000,000, at which time all accrued and unpaid amounts shall be due and payable.

On December 9, 2010, Luciano de Freitas Borges was appointed as a member of the board of directors. Mr. Borges is compensated at a rate of $5,000 per month. $2,500 of this amount shall be payable incrementally on a monthly basis and pro-rated for any partial month of service. The remainder of his compensation shall accrue until such time as the Company shall have received capital investments of $10,000,000, at which time all accrued and unpaid amounts shall be due and payable.

Corporate Development Services Agreement

On September 27, 2010, the Company entered into a Corporate Development Services Agreement with CRG Finance AG. The Company has agreed to pay to CRG the following amounts for the Advisory Services: (i) an inception fee of $100,000; and (ii) a monthly services fee of $25,000 commencing September 1, 2010.  CRG shall be paid $10,000 per month of the Advisory Services Fee, with the balance of $15,000 per month together with the Inception Payment accruing until completion of the first Company financing following the date of the Services Agreement when such accruals shall be fully due and payable. During May and June 2011, the inception fee and the accrued monthly service fees through June 2011 were paid in full. In July 2011, Ardent Mines and CRG entered into a suspension agreement whereby the investment banking services were terminated.

NOTE 8 - INCOME TAXES	12 Months Ended
Jun. 30, 2011
Income Tax Disclosure [Text Block]

NOTE 8 - INCOME TAXES

The Company is subject to United States federal and state income taxes at an approximate rate of 35%.

The significant components of deferred income tax assets at June 30, 2011 are as follows:

	June 30, 2011	June 30, 2010

Net operating loss carry forward	$820,000		$190,000
Valuation allowance	(820,000)		(190,000)

Net deferred income tax asset	$-	$

The Company has recognized a valuation allowance for the deferred income tax asset since the Company cannot be assured that it is more likely than not that such benefit will be utilized in future years. The valuation allowance is reviewed annually. When circumstances change and which cause a change in management's judgment about the realizability of deferred income tax assets, the impact of the change on the valuation allowance is generally reflected in current income.

The cumulative net operating loss carry-forward is approximately $2,300,000 at June 30, 2011, and will expire in the years 2021 to 2030.

NOTE 1 - BASIS OF PRESENTATION	3 Months Ended
Sep. 30, 2011
Basis of Presentation and Significant Accounting Policies [Text Block]

NOTE 1 - BASIS OF PRESENTATION

The accompanying unaudited interim financial statements of Ardent Mines Limited have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission and should be read in conjunction with the audited financial statements and notes thereto contained in Ardent Mines' Annual Report filed with the SEC on Form 10−K for the fiscal year ended June 30, 2011. In the opinion of management, all adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the financial statements which substantially duplicate the disclosure contained in the audited financial statements for the fiscal year ended June 30, 2011 as reported in the Form 10−K have been omitted.

NOTE 6 - DERIVATIVES	3 Months Ended
Sep. 30, 2011
Derivative Instruments and Hedging Activities Disclosure [Text Block]

NOTE 6 – DERIVATIVES

As of September 30, 2011, Ardent Mines has an aggregate of 277,923 outstanding warrants containing exercise price reset provisions which requires derivative treatment under FASB ASC 815-15. The warrants were originally issued on September 7, 2011.

The fair value of these liabilities as of September 7, 2011 and September 30, 2011 totaled $625,829 and $569,387, respectively and was calculated using a lattice model. The net change in the fair value of these derivative liabilities during the three months ended September 30, 2011 was $56,442.

Fair Value Measurement

Ardent Mine’s values its derivative instruments under FASB ASC 820 which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.

As defined in ASC 820, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Ardent utilizes market data or assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated, or generally unobservable. Ardent classifies fair value balances based on the observability of those inputs. ASC 820 establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurement).

The three levels of the fair value hierarchy defined by ASC 820 are as follows:

Level 1 – Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis. Level 1 primarily consists of financial instruments such as exchange-traded derivatives, marketable securities and listed equities.

Level 2 – Pricing inputs are other than quoted prices in active markets included in level 1, which are either directly or indirectly observable as of the reported date.

Level 3 – Pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value. Ardent Mine’s uses Level 3 to value its derivative instruments.

The following table sets forth by level with the fair value hierarchy the Company’s financial assets and liabilities measured at fair value on September 30, 2011.

	Level 1	Level 2	Level 3	Total
Assets
None	$ -	$ -	$ -	$ -

Liabilities
Derivative warrants	$ -	$ -	$ 569,387	$ 569,387

The following table provides a summary of the changes in fair value, including net transfers in and/or out, of the derivative financial instruments measured at fair value on a recurring basis using significant unobservable inputs:

Warrants
Fair value at June 30, 2011	$ -
Fair value of warrants issued	625,829
Change in fair value of derivative liabilities	(56,442)
Fair value at September 30, 2011	$ 569,387

NOTE 8 - SUBSEQUENT EVENTS	3 Months Ended
Sep. 30, 2011
Subsequent Events [Text Block]

NOTE 8 – SUBSEQUENT EVENTS

On October 18, 2011, Ardent Mines closed on its acquisition of  mineral rights in 9,000 acres located in the Carajas Mineral Province of Brazil with an option exercise payment of $350,000 made to the Cooperativa dos Produtores de Minerios de Curionópolis (“COOPEMIC”). $128,701 of this payment was made prior to September 30, 2011.

In addition to the option exercise payment made to COOPEMIC, Ardent Mines has undertaken certain exploration commitments to COOPEMIC. Ardent Mines has also agreed to make subsequent payments to COOPEMIC on the basis of the exploration report and the extent of the extraction of gold, silver, copper and their respective by-products. If Ardent Mines determines it is advisable to continue exploration, Ardent Mines shall pay to COOPEMIC $250,000 after six months of exploration and an additional $150,000 after twelve months of exploration. If Ardent Mines’ exploration activities confirm the existence of gold, silver or cooper and their respective by-products in excess of 400,000 gold equivalent ounces, Ardent Mines shall pay to COOPEMIC 30% of $24 per gold equivalent ounce contained in the mineral reserves in three tranches: (i) one-third shall be paid when the Brazilian National Department of Mineral Production shall approve the final mineral exploration report; (ii) one-third shall be paid upon commencement of the extraction of gold, silver, copper and their respective by-products, contained in the areas covered by the mining rights; and (iii) one-third shall be paid within six months from the date of commencement of the extraction of gold, silver and copper and their respective by-products, contained in the areas covered by the mining rights.

During November 2011, Ardent Mines issued 46,800 common shares for cash proceeds of $143,676.